Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Dec. 28, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable returns and doubtful accounts		$ 123,000	$ 119,000
Accounts payable and accrued liabilities		91,000	80,000
Inventory reserve for obsolescence		74,000	123,000
Consigned inventory		67,000	42,000
Depreciation expense		7,607	8,306
Impairment loss on long lived assets
Related party transaction, amounts of transaction		14,000
Deferred revenue sales		142,000	221,000
Shipping, handling and processing revenue		2,097,000	3,134,000
Shipping and handling costs		861,000	1,628,000
Research and development costs		111,000	115,000
Media costs incurred for airing infomercials		4,965,000	7,907,000
Advertising campaigns new production costs		239,000	323,000
Internet marketing costs		$ 1,347,000	$ 906,000
Number of stock options shares outstanding		5,873,336
Number of stock shares vested and exercisable		4,860,001
2001 Stock Option Plan [Member]
Maximum number of stock options authorizes to issue		3,000,000
Stock option plan expire date		Feb. 28, 2011
Number of stock options shares outstanding		116,667
2011 Stock Option Plan [Member]
Maximum number of stock options authorizes to issue		6,000,000
Stock option plan expire date		Nov. 30, 2026
Number of stock options shares outstanding		3,680,002	4,036,669	4,570,002
Number of stock shares vested and exercisable		2,595,000
Weighted average exercise price of option		$ 0.22
Value of option outstanding and exercisable		$ 203,000	$ 60,000
Aggregate intrinsic value of options exercised		82,000	51,000
Share based compensation expense		363,000	$ 528,000
Unrecognized compensation cost		$ 391,000
Unrecognized compensation cost related to non-vested option grants over the remaining vesting period		3 years
2011 Stock Option Plan [Member] | Nine Employees [Member]
Number of stock options issued	1,630,000
Stock options fair market value exercise price per share	$ 0.21
2011 Stock Option Plan [Member] | One Employees [Member]
Number of stock options issued	500,000
Stock options fair market value exercise price per share	$ 0.24
2011 Stock Option Plan [Member] | Three Independent Directors [Member]
Number of stock options issued	200,000
Stock options fair market value exercise price per share	$ 0.21
Stock Option Plan [Member]
Stock option plan expire date		Jan. 31, 2026
Number of stock options shares outstanding		2,193,334	2,443,334	2,483,334
Number of stock shares vested and exercisable		2,085,001
Weighted average exercise price of option		$ 0.36
Value of option outstanding and exercisable		$ 124,000	$ 72,000
Aggregate intrinsic value of options exercised		0	2,000
Share based compensation expense		54,000	$ 62,000
Unrecognized compensation cost		$ 25,000
Unrecognized compensation cost related to non-vested option grants over the remaining vesting period		3 years
Minimum [Member]
Furniture and equipment estimated useful life		3 years
Maximum [Member]
Furniture and equipment estimated useful life		5 years
Accounts Receivable [Member] | Individual Customers [Member] | Direct Response Television [Member]
Customer concentration risk		55.00%
Accounts Receivable [Member] | Individual Customers [Member] | Credit Card [Member]
Customer concentration risk		4.00%
Accounts Receivable [Member] | Individual Customers [Member] | Retail and E-commerce [Member]
Customer concentration risk		25.00%
Sales Revenue, Net [Member] | Major Customers [Member] | Minimum [Member]
Customer concentration risk		10.00%